Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Oct. 03, 2013
KF Griffin Blue Chip and Covered Call Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return with lower volatility than equity markets in general.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 8 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 35 and Waiver of Up-Front Sales Charge on Class A Shares on page 36.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in dividend-paying, large-capitalization common stocks of domestic and foreign issuers that are traded on a U.S. exchange and by writing covered call options on a substantial portion of the stocks held in its portfolio.  When the Fund writes (sells) a covered call, it holds common stock and sells call options on that same common stock in an attempt to generate increased income from the common stock and to reduce the volatility of the Fund. The Fund receives a premium from the purchaser of the call, which generates income for the Fund and may reduce the volatility of the Fund because the premium will reduce any losses on the underlying securities, but only by the amount of the premium. The Fund seeks to generate a return profile that is balanced, generating an equal percent of return from (i) capital appreciation; (ii) dividends and re-invested dividends; and (iii) call premiums.

Typically, the Fund will (i) hold the stocks of approximately 25-35 large capitalization companies (defined by the Fund’s sub-advisor, Griffin Asset Management, Inc. (the “Sub-Advisor”) as companies with market capitalizations over $10 billion) and (ii) write call options on 50%-100% of the stocks held in its portfolio. Under normal market conditions, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in the common stock and in covered call options written on the common stock of domestic and foreign  companies. These companies will typically be “blue chip” companies, which the Sub-Advisor views as companies that are well known in their industries and have a minimum market capitalization of $5 billion.

The Sub-Advisor uses qualitative and quantitative processes to select stocks for the Fund’s portfolio. Through its research, the Sub-Advisor identifies companies with a high free cash flow to earnings ratio, consistent dividend growth, sustainable earnings growth, and a strong balance sheet. These companies are then screened by the Sub-Advisor’s proprietary valuation models, and those companies identified by the models as companies with free cash flow yields above the ten-year U.S. treasury yield, that are trading below their historic price-earnings ratios and enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) ratio may be selected for investment by the Fund.  The Sub-Advisor seeks to build a portfolio of stocks with an estimated dividend growth rate above 7.5% and a dividend yield above that of the S&P 500.

Determinations to sell stocks held by the Fund are based on exit points determined by the Sub-Advisor’s valuation models or on the deterioration of a company’s fundamentals.  Stocks may also be sold when a call option written by the Fund is exercised.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

Equity Securities Risks.  Common stocks generally increase or decrease in value based on the earnings of a company and on general industry and market conditions, which tend to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Foreign Issuer Risk. Foreign stocks are subject to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

Large Cap Company Risk.  Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk.  Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Written Call Options Risk.  There are risks associated with the sale and purchase of call options.  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price.  The Fund continues to bear the risk that it will lose money if the value of the security falls below the strike price. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-888-499-2321 and on the Fund’s website at www.kfgriffinfund.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-499-2321
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kfgriffinfund.com
KF Griffin Blue Chip and Covered Call Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,159
KF Griffin Blue Chip and Covered Call Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	846
KF Griffin Blue Chip and Covered Call Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	544
[1]	Estimated for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through January 31, 2015. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.